Sales of Businesses - Additional Information (Details)	Jun. 30, 2023
Disposed of by Sale | Logistics Businesses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash consideration in the form of equity interest	13.00%